Cash and Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2021
Cash and Cash Equivalents [Abstract]
Schedule of cash and cash equivalents
	December 31, 2021	December 31, 2020
Cash on hand	$51,053	$24,545
Cash at bank	5,622,603	2,081,080
Fixed deposits	78,461	-
Cash and cash equivalents	$5,752,117	$2,105,625